Debt - Schedule of reconciliation for liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	$ 15,000
Cash flows, Proceeds	55,000	$ 15,000
Cash flows, Repayment	(30,000)	(24,788)
Total liabilities from financing activities - Ending balance	40,000	15,000
Total debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	15,000	24,788
Cash flows, Proceeds	55,000	15,000
Cash flows, Repayment	(30,000)	(24,788)
Total liabilities from financing activities - Ending balance	$ 40,000	$ 15,000